Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of presentation and principals of consolidation

Basis of presentation and principals of consolidations

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles (“GAAP”) and the Securities and Exchange Commission’s requirements for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2021 and 2020 are not necessarily indicative of the results that may be expected for the full year. The information included in this interim report should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the financial statements and notes thereto included in the Group’s consolidated financial statements for the fiscal year ended December 31, 2020 included in its annual report filed with the SEC on May 3, 2021.

The unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant inter-company transactions and balances between the Company, its subsidiaries and VIEs are eliminated upon consolidation.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity that is not attributable, directly, or indirectly, to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheets and statements of operations and other comprehensive income (loss) are attributed to controlling and non-controlling interests. As of June 30, 2021, and December 31, 2020, non-controlling interest primarily relates to the 20% equity interest in Taiding.

Uses of estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include: the allowance for doubtful accounts, the valuation of inventory, realizability of deferred tax assets, costs to complete contracts, estimated useful lives and fair values in connection with the impairment of property and equipment, intangible assets, and goodwill.

Discontinued operations

Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Included in the consolidated statements of operations and comprehensive income (loss), the results from discontinued operations are reported separately from the income and expense from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations, if any.

Revenue recognition

Revenue recognition

The Group adopted FASB ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018 using the modified retrospective approach. Revenues are presented under ASC 606, and there was no adjustment to the opening balance of retained earnings at January 1, 2018 since there was no significant change to the timing and pattern of revenue recognition upon adoption of ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. All of the Company’s contracts with customers do not contain cancelable and refund-type provisions.

Under the guidance of ASC 606, the Group is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Group satisfies its performance obligation. In determining the transaction price, the Group includes variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded, net of sales related taxes and surcharges.

Financial services

Financial services

SMEs financing solution: The Group earns one-time advisory fees from its services provided to small-and mid-size enterprises The Group enters into one-time advisory fee agreements with underwriters, financial institutions and issuers, which specifies the key terms and conditions of the arrangement. Such agreements generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. The Group earns a one-time advisory fee from its clients upon offerings on the PRC provincial or national asset exchanges or other designated markets. Revenue is calculated at a fixed charge rate with the amount of the offering (prorated by the period length). The Group believes such arrangement represents a performance obligation that is satisfied at a point of time, therefore, the underwriting related advisory fees are recognized as revenue upon the closing of the offerings.

Recurring service fees: The Group also provides ongoing user management services to small and medium commercial banks and financial institutions in distributing and sourcing funds for their direct banking and other financial products in exchange for a recurring service fee. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Recurring service fees are calculated as a fixed percentage of the qualified investments made by users during the contractual investment period of the direct banking and other financial products. Payment of recurring service fees by commercial banks and financial institutions are normally on a regular basis (typically quarterly or annually). The Group believes such arrangement requires the Group to provide ongoing user management services, which represents a performance obligation that the Group satisfies over time. Therefore, the recurring service revenue is recognized over the contract term on a straight line basis.

Supply chain solution: For the six months ended June 30, 2021, the Group also offered supplier chain financing advisory services to suppliers and merchants. Pursuant to the agreements with related suppliers, the Group earns advisory fees when suppliers receive the financing and the advisory fee is calculated as a fixed charge rate with the amount of the financing (prorated by the period length). The Group believes such arrangement represents a performance obligation that is satisfied at a point of time, therefore, the supplier chain advisory fees are recognized as revenue when the suppliers receive the financing.

Practical expedience

Practical expedience

The Group has applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed.

Disaggregation of revenue

Disaggregation of revenue

The Group derives revenue primarily from one-time commissions and recurring service fees paid by clients or financial product providers. The following tables show the revenue from financial services disaggregated by nature for the six months ended June 30, 2021 and 2020:

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
One-time commission fees	$38,398,327	$13,452,916
Recurring service fees	530,322	21,120
Total revenue	$38,928,649	$13,474,036

Fair value of financial instruments

Fair value of financial instruments

The Group follows the provisions of FASB ASC Section 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheet for cash, accounts receivable, receivables from supplier chain financing, bank acceptance notes receivable, prepayments and advances to suppliers, loans to third parties, accounts payable, bank acceptance notes payable, advances from customers, payables to supplier chain financing, tax payable, due to related party and accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments. The Group believes that the carrying amount of the short-term loans approximate fair value based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rate.

Transfers into or out of the fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during the period ended June 30, 2021 and during the year ended December 31, 2020.

Fair value measurements on a recurring basis

As of June 30, 2021, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of June 30,	Fair value measurement at reporting date
Description	2021	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products and structure deposits- unaudited	$37,670,691	$-	$37,670,691	-

As of December 31, 2020, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2020	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products	$4,680,843	$-	$4,680,843	$-

Accounts receivable

Accounts receivable

Accounts receivable is stated at the historical carrying amount net of an allowance for uncollectible accounts. An allowance for uncollectable accounts is established based on management’s assessment of the recoverability of accounts and other receivables. Judgment is required in assessing the realizability of these receivables, including the current credit worthiness of each customer and the related aging analysis. An allowance is provided for accounts when management has determined that the likelihood of collection is doubtful. The Group writes off accounts and contract receivables against the allowance when a balance is determined to be uncollectible.

Investment in debt securities

Investment in debt securities

The Group’s investments in debt securities have a stated maturity and normally pay a prospective fixed rate of return. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value reported in other comprehensive income.

Stock-based compensation

Stock-based compensation

The Company recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination rates. The risk-free interest rate for the expected term of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the Company’s current and expected dividend policy.

Income taxes

Income taxes

The Group’s subsidiaries in China are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC and Hong Kong for the six months ended June 30, 2021 and 2020. The Group accounts for income tax under FASB ASC Section 740 which utilizes the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Deferred tax assets are also provided for carryforward losses which can be used to offset future taxable income. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Group recorded a valuation allowance of $368,833 and $368,165 to reduce the amount of the net deferred tax asset as of June 30, 2021 and December 31, 2020, respectively.

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties incurred related to underpayment of income tax for uncertain tax positions are classified as income tax expense in the period incurred. No significant penalties relating to income taxes have been incurred during the six months ended June 30, 2021 and 2020. As of June 30, 2021, the tax years ended December 31, 2018 through December 31, 2020 for the Group’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Foreign currency translation

Foreign currency translation

Since the Group operates primarily in the PRC, The Group’s functional currency is the Chinese Yuan (“RMB”). The Group’s financial statements have been translated into the reporting currency of the United States Dollar. Assets and liabilities of The Group are translated at the exchange rate at each reporting period end date. Equity is translated at the historical exchange rate when the transaction occurred. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translation of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USDs at the rates used in translation. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2021	December 31, 2020	June 30, 2020
	Unaudited		Unaudited
Balance sheet items, except for equity accounts	US$1=RMB 6.4566	US$1=RMB 6.5250	US$1=RMB 7.0651
Items in the statements of income and cash flows	US$1=RMB 6.4702	US$1=RMB 6.9042	US$1=RMB 7.0325
Balance sheet items, except for equity accounts	US$1=HKD 6.4566	US$1=HKD 7.7534	US$1=HKD 7.7501
Items in the statements of income and cash flows	US$1=HKD 6.4702	US$1=HKD 7.7559	US$1=HKD 7.7608

Credit risk and concentrations

Credit risk and concentrations

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of June 30, 2021, and December 31, 2020, $9,947,206 and $22,198,257 of the Group’s cash and cash equivalents and restricted cash was on deposit at financial institutions in the PRC, which the management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them for up RMB 500,000 (USD $72,000). Such Deposit Insurance Regulations would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the insurance limit. However, the Group believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Group believes that those Chinese banks that hold the Group’s cash and cash equivalents, restricted cash and short-term investments are financially sound based on public available information.

Accounts receivable is typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Group’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Substantially all of the Group’s revenues are derived from customers that are located primarily in China. The Group has a concentration of its revenues with specific customers. For the six months ended June 30, 2021, three customers accounting for 40%, 25% and 12%, respectively, of the Group’s total revenue from the financial service business. For the six months ended June 30, 2020, two customers accounting for 46% and 17%, respectively, of the Group’s total revenue from the financial service business.

Earnings (loss) per share

Earnings (loss) per share

The Group computes earnings (loss) per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended June 30, 2021 and 2020, no dilutive outstanding instruments were included in the computation of diluted EPS.

Reclassification of prior period amount

Reclassification of prior period amount

The Company in its Form 6-K filing of the unaudited financial results for the six months ended June 30, 2020, improperly included its deferred share based compensation of approximately $861,000 as a prepaid expense. As a result, this amount has been reclassified as deferred share based compensation as reflected on the statement of changes in shareholders’ equity for the six months ended June 30, 2020. The reclassification had no effect on the statement of operations and the earnings per share as previously reported.

Recent accounting pronouncements

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The standard’s main goal is to improve financial reporting by requiring earlier recognition of credit losses on financing receivables and other financial assets in scope. The effective date for all public companies, except smaller reporting companies, is fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The effective date for all other entities is fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group does not expect the new standard to have a material impact on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This guidance removes certain exceptions to the general principles in Topic 740 and enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax laws. This standard is effective for the Group for the annual reporting periods beginning January 1, 2022 and interim periods beginning January 1, 2023. Early adoption is permitted. The Group does not expect any material impact on the Group’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. This standard is effective for the Group beginning January 1, 2022 including interim periods within the fiscal year. Early adoption is permitted. The Group does not expect any material impact on the Group’s consolidated financial statements.

Except for the above-mentioned pronouncements, there are no other recently issued accounting standards that should have a material impact on the Group’s consolidated financial position, statements of operations and cash flows.